CURRENCY GAINS / (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of Currency Gains and Losses Included in Income from Operations
Currency gains and losses, which are included in Income from operations, are as follows:

(in millions of Euros)	Notes	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Included in Revenue	24	(7)	2	2
Included in Cost of sales		1	2	(4)
Included in Other gains / (losses) - net		9	7	(4)
Total		3	11	(6)
Realized exchange gains / (losses) on foreign currency derivatives - net	24	1	11	(15)
Unrealized gains / (losses) on foreign currency derivatives - net	24	1	(3)	17
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net		1	3	(8)
Total		3	11	(6)

Schedule of Foreign Currency Translation Reserve

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Foreign currency translation reserve at January 1	3	(7)
Effect of currency translation differences	1	10
Foreign currency translation reserve at December 31	4	3